Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Concentration of risk by region and line of business based on gross premiums written
The table below shows the company's concentration of insurance risk by region and line of business based on gross premiums written prior to giving effect to ceded reinsurance premiums. The company's exposure to general insurance risk varies by geographic region and may change over time. Premiums ceded to reinsurers (including retrocessions) in 2018 by line of business amounted to $1,267.2 for property (2017 - $992.3), $1,443.4 for casualty (2017 - $916.3) and $386.7 for specialty (2017 - $315.4).

	Canada		United States		Asia(1)		International(2)		Total
For the years ended December 31	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Property	732.6	646.8	2,704.3	1,878.6	634.5	586.5	1,495.8	995.7	5,567.2	4,107.6
Casualty	695.4	602.6	6,082.3	4,899.4	384.5	400.8	1,210.8	805.0	8,373.0	6,707.8
Specialty	164.6	143.4	619.8	548.8	215.3	275.1	588.4	424.8	1,588.1	1,392.1
Total	1,592.6	1,392.8	9,406.4	7,326.8	1,234.3	1,262.4	3,295.0	2,225.5	15,528.3	12,207.5

Insurance	1,492.5	1,295.3	7,439.7	5,855.4	692.4	684.9	2,270.4	1,494.3	11,895.0	9,329.9
Reinsurance	100.1	97.5	1,966.7	1,471.4	541.9	577.5	1,024.6	731.2	3,633.3	2,877.6
	1,592.6	1,392.8	9,406.4	7,326.8	1,234.3	1,262.4	3,295.0	2,225.5	15,528.3	12,207.5

(1)	The Asia geographic segment comprises countries located throughout Asia, including China, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.

(2)	The International geographic segment comprises Australia and countries located in Africa, Europe and South America.

Schedule of aggregate gross credit risk exposure
The company's gross credit risk exposure at December 31, 2018 (without consideration of amounts held by the company as collateral) was comprised as follows:

	December 31, 2018	December 31, 2017
Cash and short term investments	7,361.3	19,198.8
Investments in debt instruments:
U.S. sovereign government(1)	10,464.0	1,779.3
Other sovereign government rated AA/Aa or higher(1)(2)	1,368.1	615.4
All other sovereign government(3)	1,189.9	1,268.4
Canadian provincials	51.9	93.8
U.S. states and municipalities	363.2	2,452.1
Corporate and other	7,124.4	4,081.8
Receivable from counterparties to derivative contracts	168.2	126.7
Insurance contract receivables	5,110.7	4,686.9
Recoverable from reinsurers	8,400.9	7,812.5
Other assets	1,159.6	1,708.9
Total gross credit risk exposure	42,762.2	43,824.6

(1)	Representing together 30.5% of the company's total investment portfolio at December 31, 2018 (December 31, 2017 - 6.1%) and considered by the company to have nominal credit risk.

(2)
Comprised primarily of bonds issued by the governments of Canada, Australia, Germany, and the U.K with fair values at December 31, 2018 of $964.7, $93.6, $49.1 and $33.2 respectively (December 31, 2017 - $84.4, $97.9, $105.3, and $90.9).

(3)
Comprised primarily of bonds issued by the governments of India, Spain and Poland with fair values at December 31, 2018 of $527.5, $210.6 and $127.4 respectively (December 31, 2017 - $734.7, nil and $125.1).

Schedule of fixed income portfolio according to credit rating
The composition of the company's investments in debt instruments classified according to the higher of each security's respective S&P and Moody's issuer credit rating is presented in the table that follows:

	December 31, 2018			December 31, 2017
Issuer Credit Rating	Amortized cost	Fair value	%	Amortized cost	Fair value	%
AAA/Aaa	11,931.0	11,920.5	58.1	2,476.3	2,432.0	23.7
AA/Aa	1,107.6	1,115.3	5.4	2,149.5	2,408.8	23.4
A/A	2,214.0	2,184.7	10.6	823.1	819.8	8.0
BBB/Baa	2,583.1	2,641.8	12.8	1,617.1	1,764.8	17.1
BB/Ba	125.0	131.8	0.6	151.1	154.0	1.5
B/B	87.8	79.7	0.4	448.7	447.6	4.3
Lower than B/B	27.6	27.5	0.1	554.1	432.7	4.2
Unrated(1)	2,412.4	2,460.2	12.0	1,594.4	1,831.1	17.8
Total	20,488.5	20,561.5	100.0	9,814.3	10,290.8	100.0

(1)
Comprised primarily of the fair value of the company's investments in Blackberry Limited of $512.4 (December 31, 2017 - $663.6), EXCO Resources, Inc. of $504.6 (previously rated B/B at December 31, 2017 - $402.0), Sanmar Chemicals Group of $392.8 (December 31, 2017 - $333.2), Seaspan Corporation of $242.9 (December 31, 2017 - nil) and Chorus Aviation Inc. of $138.6 (December 31, 2017 - $155.2).

Schedule of credit risk related to derivative contract counterparties
The following table sets out the company's credit risk related to derivative contract counterparties, assuming all such counterparties are simultaneously in default:

	December 31, 2018	December 31, 2017
Total derivative assets(1)	168.2	126.7
Obligations that may be offset under net settlement arrangements	(83.4)	(38.6)
Fair value of collateral deposited for the benefit of the company(2)	(17.9)	(39.1)
Excess collateral pledged by the company in favour of counterparties	26.1	9.0
Initial margin not held in segregated third party custodian accounts	2.0	8.2
Net derivative counterparty exposure after net settlement and collateral arrangements	95.0	66.2

(1)	Excludes equity warrants, equity warrant forward contracts, equity call options and other derivatives which are not subject to counterparty risk.

(2)	Excludes excess collateral pledged by counterparties of $1.5 at December 31, 2018 (December 31, 2017 - $0.4).

Schedule of gross reinsurance recoverable by reinsurer financial strength rating
The following table presents the gross recoverable from reinsurers classified according to the financial strength ratings of the reinsurers. Pools and associations are generally government or similar insurance funds with limited credit risk.

	December 31, 2018			December 31, 2017
A.M. Best Rating (or S&P equivalent)	Gross recoverable from reinsurers	Outstanding balances for which security is held	Net unsecured recoverable from reinsurers	Gross recoverable from reinsurers	Outstanding balances for which security is held	Net unsecured recoverable from reinsurers
A++	369.8	28.9	340.9	429.6	31.9	397.7
A+	4,225.2	264.8	3,960.4	3,878.4	267.2	3,611.2
A	2,255.2	85.5	2,169.7	2,311.9	95.4	2,216.5
A-	247.9	9.6	238.3	245.5	15.1	230.4
B++	32.4	10.5	21.9	22.2	1.2	21.0
B+	1.5	0.3	1.2	3.1	0.8	2.3
B or lower	10.3	1.8	8.5	5.4	3.0	2.4
Not rated	1,139.6	673.4	466.2	948.2	493.8	454.4
Pools and associations	283.8	3.7	280.1	134.6	4.5	130.1
	8,565.7	1,078.5	7,487.2	7,978.9	912.9	7,066.0
Provision for uncollectible reinsurance	(164.8)		(164.8)	(166.4)		(166.4)
Recoverable from reinsurers	8,400.9		7,322.4	7,812.5		6,899.6

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables set out the maturity profile of the company's financial liabilities based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2018
	Less than 3 months	3 months to 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Accounts payable and accrued liabilities(1)	1,712.1	809.6	569.5	103.4	123.2	3,317.8
Funds withheld payable to reinsurers	142.3	417.1	44.5	—	70.4	674.3
Provision for losses and loss adjustment expenses	2,385.8	5,428.5	8,292.1	4,578.1	8,397.2	29,081.7
Borrowings - holding company and insurance and reinsurance companies:
Principal	0.1	8.1	380.2	620.0	3,868.3	4,876.7
Interest	53.5	177.7	451.4	391.4	783.2	1,857.2
Borrowings - non-insurance companies:
Principal	159.5	866.7	356.0	157.9	89.6	1,629.7
Interest	20.1	39.3	43.7	22.1	63.5	188.7
	4,473.4	7,747.0	10,137.4	5,872.9	13,395.4	41,626.1

	December 31, 2017
	Less than 3 months	3 months to 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Accounts payable and accrued liabilities(1)	1,518.9	558.4	458.7	215.9	92.1	2,844.0
Funds withheld payable to reinsurers	186.6	553.2	41.9	1.4	67.1	850.2
Provision for losses and loss adjustment expenses	2,108.8	5,344.5	8,272.0	4,557.3	8,328.2	28,610.8
Borrowings - holding company and insurance and reinsurance companies:
Principal	—	149.2	558.3	1,264.9	2,856.4	4,828.8
Interest	28.4	225.1	488.5	355.1	672.9	1,770.0
Borrowings - non-insurance companies:
Principal	47.1	808.8	319.2	291.9	101.1	1,568.1
Interest	17.2	45.0	54.4	26.4	72.7	215.7
	3,907.0	7,684.2	10,193.0	6,712.9	12,190.5	40,687.6

(1)
Excludes pension and post retirement liabilities, ceded deferred premium acquisition costs, deferred gift card, hospitality and other revenue, and accrued interest. Operating lease commitments are described in note 22.

Disclosure of maturity analysis for derivative financial liabilities
The following table provides a maturity profile of the company's short sale and derivative obligations based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2018				December 31, 2017
	Less than 3 months	3 months to 1 year	More than 1 year	Total	Less than 3 months	3 months to 1 year	Total
Equity total return swaps - short positions	13.4	—	—	13.4	12.1	—	12.1
Equity total return swaps - long positions	51.7	—	—	51.7	15.6	—	15.6
Foreign exchange forward contracts	45.7	8.0	—	53.7	58.1	11.6	69.7
U.S. treasury bond forwards	30.4	—	—	30.4	28.8	—	28.8
Other derivative contracts	—	—	0.3	0.3	—	—	—
	141.2	8.0	0.3	149.5	114.6	11.6	126.2

Schedule of potential impact of changes in interest rates on fixed asset portfolio
The table below displays the potential impact of changes in interest rates on the company's fixed income portfolio based on parallel 200 basis point shifts up and down, in 100 basis point increments. This analysis was performed on each individual security to determine the hypothetical effect on net earnings.

	December 31, 2018			December 31, 2017
	Fair value of fixed income portfolio	Hypothetical change in net earnings(1)	Hypothetical % change in fair value(1)	Fair value of fixed income portfolio	Hypothetical change in net earnings(1)	Hypothetical % change in fair value(1)
Change in interest rates
200 basis point increase	19,902.5	(541.1)	(3.2)	9,897.4	(306.2)	(3.8)
100 basis point increase	20,227.4	(274.3)	(1.6)	10,090.1	(155.6)	(2.0)
No change	20,561.5	—	—	10,290.8	—	—
100 basis point decrease	20,915.6	290.4	1.7	10,498.6	161.3	2.0
200 basis point decrease	21,282.1	590.6	3.5	10,720.5	332.0	4.2

(1)	Includes the impact of forward contracts to sell long dated U.S. treasury bonds with a notional amount of $471.9 at December 31, 2018 (December 31, 2017 - $1,693.8).

Schedule of impact of equity and equity related holdings on the financial position
The following table summarizes the net effect of the company's equity and equity-related holdings (long exposures net of short exposures) on the company's financial position as at December 31, 2018 and 2017 and results of operations for the years then ended. The company considers the fair value of $4,522.4 (December 31, 2017 – $3,846.2) of its non-insurance investments in associates (see note 6) as a component of its equity and equity-related holdings when assessing its net equity exposures.

	December 31, 2018		December 31, 2017		Year ended December 31, 2018	Year ended December 31, 2017
	Exposure/Notional amount	Carrying value	Exposure/Notional amount	Carrying value	Pre-tax earnings (loss)	Pre-tax earnings (loss)
Long equity exposures:
Common stocks(1)	5,148.2	5,148.2	5,578.1	5,578.1	(386.2)	707.8
Preferred stocks – convertible	107.9	107.9	68.1	68.1	2.9	(1.6)
Bonds – convertible	595.6	595.6	833.8	833.8	(171.3)	233.1
Investments in associates(2)(3)	4,522.4	4,309.0	3,846.2	2,945.3	1,028.8	69.8
Derivatives and other invested assets:
Equity total return swaps – long positions	390.3	(46.9)	697.8	2.2	(86.3)	19.6
Equity warrant forward contracts(4)	316.6	38.4	—	—	113.9	—
Equity warrants and call options(4)	79.8	79.8	77.6	77.6	(69.9)	38.3
Total equity and equity related holdings	11,160.8	10,232.0	11,101.6	9,505.1	431.9	1,067.0

Short equity exposures:
Derivatives and other invested assets:
Equity total return swaps – short positions	(414.4)	8.9	(892.5)	(0.3)	(33.9)	(408.7)
Equity index total return swaps – short positions	—	—	(52.6)	0.4	(4.3)	(9.2)
	(414.4)	8.9	(945.1)	0.1	(38.2)	(417.9)

Net equity exposures and financial effects	10,746.4		10,156.5		393.7	649.1

(1)
The company excludes other funds that are invested principally in fixed income securities with a carrying value of $150.3 at December 31, 2018 (December 31, 2017 - $90.9) when measuring its equity and equity-related exposure.

(2)	Excludes the company’s insurance and reinsurance investments in associates which are considered long term strategic holdings. See note 6 for details.

(3)
On March 1, 2018 Thomas Cook India entered into a strategic agreement with the founder of Quess that resulted in Quess becoming an associate of Thomas Cook India whereas it was previously a consolidated subsidiary. Accordingly, the company re-measured the carrying value of Quess to its fair value of $1,109.5, recognized a non-cash gain of $889.9 and commenced applying the equity method of accounting.

(4)	Includes the Seaspan warrants and forward contracts described in note 6.

Schedule of potential impact of changes in the fair value of equity and equity related holdings
The table that follows illustrates the potential impact on net earnings of changes in the fair value of the company's equity and equity-related holdings (long exposures net of short exposures) as a result of changes in global equity markets at December 31, 2018 and 2017. The analysis assumes variations of 5% and 10% which the company believes to be reasonably possible based on analysis of the return on various equity indexes and management's knowledge of global equity markets.

	December 31, 2018			December 31, 2017
	Fair value of equity and equity-related holdings	Hypothetical $ change effect on net earnings	Hypothetical % change in fair value	Fair value of equity and equity-related holdings	Hypothetical $ change effect on net earnings	Hypothetical % change in fair value
Change in global equity markets
10% increase	6,807.2	498.3	9.4	6,887.9	479.9	9.2
5% increase	6,510.9	244.9	4.6	6,597.9	239.0	4.6
No change	6,224.0	—	—	6,310.3	—	—
5% decrease	5,929.9	(251.3)	(4.7)	6,023.0	(238.5)	(4.6)
10% decrease	5,645.7	(493.8)	(9.3)	5,738.1	(475.0)	(9.1)

Schedule of pre-tax foreign currency effect
The pre-tax foreign exchange effect on certain line items in the company's consolidated financial statements for the years ended December 31 follows:

	2018	2017
Net gains (losses) on investments:
Investing activities	(171.3)	88.8
Underwriting activities	31.6	(74.9)
Foreign currency forward contracts	7.9	(11.1)
Foreign currency net gains (losses) included in pre-tax earnings (loss)	(131.8)	2.8

Schedule of effect of currency appreciation
The table below shows the approximate effect of a 10% appreciation of the U.S. dollar against each of the Canadian dollar, euro, British pound sterling, Indian rupee and all other currencies, respectively, on pre-tax earnings (loss), net earnings (loss), pre-tax other comprehensive income (loss) and other comprehensive income (loss). Certain shortcomings are inherent in the method of analysis presented, including the assumption that the 10% appreciation of the U.S. dollar occurred at December 31, 2018 with all other variables held constant.

	Canadian dollar		Euro		British pound sterling		Indian rupee		All other currencies		Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Pre-tax earnings (loss)	0.1	65.1	37.8	12.5	15.6	11.5	(105.8)	(129.5)	(96.9)	(111.8)	(149.2)	(152.2)
Net earnings (loss)	(1.3)	48.7	31.8	10.0	12.6	10.9	(95.0)	(114.6)	(74.3)	(91.1)	(126.2)	(136.1)
Pre-tax other comprehensive income (loss)	(130.5)	(150.5)	(13.8)	(121.6)	(98.5)	(67.2)	(308.7)	(257.1)	(99.5)	(108.5)	(651.0)	(704.9)
Other comprehensive income (loss)	(128.2)	(147.7)	(4.9)	(109.2)	(98.1)	(66.8)	(305.7)	(253.7)	(93.4)	(101.6)	(630.3)	(679.0)

Schedule of capital management, financial measurements
The company manages its capital based on the following financial measurements and ratios to provide an indication of the company's ability to issue and service debt without impacting the operating companies or their portfolio investments:

	Consolidated		Excluding consolidated non-insurance companies
	December 31, 2018	December 31, 2017	December 31, 2018		December 31, 2017
Holding company cash and investments (net of short sale and derivative obligations)	1,550.6	2,356.9	1,550.6		2,356.9

Borrowings – holding company	3,859.5	3,475.1	3,859.5		3,475.1
Borrowings – insurance and reinsurance companies	995.7	1,373.0	995.7		1,373.0
Borrowings – non-insurance companies	1,625.2	1,566.0	—		—
Total debt	6,480.4	6,414.1	4,855.2		4,848.1
Net debt(1)	4,929.8	4,057.2	3,304.6		2,491.2

Common shareholders’ equity	11,779.3	12,475.6	11,779.3		12,475.6
Preferred stock	1,335.5	1,335.5	1,335.5		1,335.5
Non-controlling interests	4,250.4	4,600.9	1,437.1		1,725.9
Total equity	17,365.2	18,412.0	14,551.9		15,537.0

Net debt/total equity	28.4%	22.0%	22.7%		16.0%
Net debt/net total capital(2)	22.1%	18.1%	18.5%		13.8%
Total debt/total capital(3)	27.2%	25.8%	25.0%		23.8%
Interest coverage(4)	3.5x	7.1x	3.2x	(6)	8.0x	(6)
Interest and preferred share dividend distribution coverage(5)	3.0x	6.0x	2.6x	(6)	6.5x	(6)

(1)	Net debt is calculated by the company as total debt less holding company cash and investments (net of short sale and derivative obligations).

(2)	Net total capital is calculated by the company as the sum of total equity and net debt.

(3)	Total capital is calculated by the company as the sum of total equity and total debt.

(4)	Interest coverage is calculated by the company as the sum of earnings (loss) before income taxes and interest expense divided by interest expense.

(5)
Interest and preferred share dividend distribution coverage is calculated by the company as the sum of earnings (loss) before income taxes and interest expense divided by interest expense and preferred share dividend distributions adjusted to a pre-tax equivalent at the company’s Canadian statutory income tax rate.

(6)
Excludes earnings (loss) before income taxes, and interest expense, of consolidated non-insurance companies. The ratios for the year ended December 31, 2018 include the non-cash gain of $889.9 from the deconsolidation of Quess (note 23).